Related Party Transactions - Schedule of Transaction and Balance Amount Due to/from Related Parties (Parenthetical) (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2018	Sep. 30, 2018
Series B1 Shareholder
Related Party Transaction [Line Items]
Voting power percentage			1.50%
Advertising and Marketing Service
Related Party Transaction [Line Items]
Service fee charged to related parties	[1]	¥ 17,447,475
Advertising and Marketing Service | Founder of the Company
Related Party Transaction [Line Items]
Service fee charged to related parties		4,500,000
Advertising and Marketing Service | Series B1 Shareholder
Related Party Transaction [Line Items]
Service fee charged to related parties			¥ 12,900,000
iCloud Server and Other Service Fee Charged from Related Party
Related Party Transaction [Line Items]
Prepayment of service fee	[2]	13,875,839
iCloud Server and Other Service Fee Charged from Related Party | Series B1 Shareholder
Related Party Transaction [Line Items]
Voting power percentage			1.50%
Cooperation Agreement | Series B1 Shareholder
Related Party Transaction [Line Items]
Voting power percentage			1.50%
Prepayment of service fee		¥ 31,500,000
Period of payment of service fee		3 years
Total service fee		¥ 15,800,000

[1]	The service fee charged to related parties consisted of: the advertising and marketing service of RMB 4.5 million provided to a company in which the founder of the Company was a member of key management (the founder was no longer a member of management of that company as of December 31, 2018), and the advertising and marketing service of RMB 12.9 million provided to Series B1 shareholder through September 2018 (After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018).
[2]	The service fee mainly represented iCloud server and short message service fees charged from Series B1 shareholder through September 2018. After the IPO in September 2018, the Series B1 shareholder has no right to nominate the board member of the Company and has only 1.5% voting power of the Company and no ability to exercise significant influence. As a result, the Series B1 shareholder was no longer a related party of the Company after September 2018.